SHARE-BASED COMPENSATION (Narrative) (Details)	12 Months Ended
	Dec. 31, 2025 CAD ($) shares $ / shares	Dec. 31, 2024 CAD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted	2,813,000	2,996,000
Average exercise price | $ / shares	$ 3.06	$ 1.88
Total fair value of options granted | $	$ 4,867,000	$ 3,156,000
Weighted average grant-date fair value | $	1.73	1.05
Fair value at grant date | $	$ 5,593,000	$ 2,993,000
Expected forfeiture rate, share options granted	0.00%
Directors, executives and employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted	2,813,300	2,996,000
Average exercise price | $ / shares	$ 3.06	$ 1.88
Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units granted in share-based payment arrangement	265,000	304,000
Weighted average fair value at measurement date share awards granted per share | $	$ 3.06	$ 1.78
Deferred Share Units [Member] | Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units granted in share-based payment arrangement	264,900	303,750
Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units granted in share-based payment arrangement	742,000	880,000
Weighted average fair value at measurement date share awards granted per share | $	$ 4.43	$ 2.87
Performance Share Units [Member] | Senior executives [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units granted in share-based payment arrangement	741,600	880,000
Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units granted in share-based payment arrangement	489,000	500,000
Weighted average fair value at measurement date share awards granted per share | $	$ 3.06	$ 1.78
Restricted Share Units [Member] | Non-executives [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units granted in share-based payment arrangement	489,000	500,000